Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

March 10, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Equity Trust

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust, a Maryland statutory trust (the “Trust”), we are hereby filing a combined proxy statement and registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to a proposed Agreement and Plan of Reorganization whereby all of the assets and liabilities of Diamond Hill Corporate Credit Fund and Diamond Hill High Yield Fund, each a series of Diamond Hill Funds, an Ohio business trust, will be transferred in a tax-free reorganization to BrandywineGLOBAL – Corporate Credit Fund and BrandywineGLOBAL – High Yield Fund (the “Acquiring Funds”), each a series of the Trust, in exchange for shares of the Acquiring Fund.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on April 13, 2021 pursuant to Rule 488.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz